Item 1. Report to Shareholders

T. Rowe Price New York Tax-Free Money Fund
-------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

(Graphic Omitted)

NEW YORK TAX-FREE MONEY FUND
--------------------------------------------------------------------------------

As of 2/29/04

New York Tax-Free Money Fund   $12,700

Lipper New York Tax-Exempt
Money Market Funds Average   $12,647

                                                    Lipper
                                                  New York
                                                Tax-Exempt             New York
                                              Money Market             Tax-Free
                                             Funds Average           Money Fund
--------------------------------------------------------------------------------

2/94                                                10,000               10,000

2/95                                                10,249               10,249

2/96                                                10,585               10,583

2/97                                                10,892               10,891

2/98                                                11,227               11,230

2/99                                                11,537               11,546

2/00                                                11,853               11,868

2/01                                                12,261               12,276

2/02                                                12,485               12,524

2/03                                                12,589               12,635

2/04                                                12,647               12,700


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04                   1 Year        5 Years       10 Years
--------------------------------------------------------------------------------

New York Tax-Free Money Fund              0.51%          1.92%          2.42%

Lipper New York Tax-Exempt
Money Market Funds Average                0.48           1.86           2.37


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund provided a positive tax-exempt return of 0.51% during the 12 months ended February 29, 2004. It slightly outperformed the Lipper New York Tax-Exempt Money Markets Funds Average of similarly managed funds during the period, as shown in the table on the preceding page, due primarily to our strategy of investing in longer-maturity, fixed-rate securities, which allows us to preserve somewhat higher yields while avoiding the volatility of the variable rate market.

As you know, the fund seeks preservation of capital, liquidity, and consistent with those objectives the highest level of income that is exempt from federal, New York state, and New York City income taxes. The fund is managed to maintain a stable share price of $1.00, and its weighted average maturity will not exceed 90 days.

The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Educational revenue securities accounted for 12.5% of fund assets, followed by housing finance revenue, water and sewer revenue, and local general obligation securities at 12.1%, 9.1%, and 8.7%, respectively, and dedicated tax revenue securities at 8.3%.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Educational Revenue                                    8.1%                12.5%

Housing Finance Revenue                               17.3                 12.1

Water and Sewer Revenue                               12.6                  9.1

General Obligation - Local                            11.5                  8.7

Dedicated Tax Revenue                                 17.9                  8.3

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio increased from 56 to 72 days, and the seven-day simple dividend yield fell from 0.64% to 0.42% as rates declined in general.

Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                                   $   1.00             $   1.00

Dividends Per Share
For 12 months                                        0.009                0.005

Dividend Yield (7-Day Simple)*                        0.64%                0.42%

Weighted Average Maturity (days)                        56                   72

Weighted Average Quality **                     First Tier           First Tier


* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return. Yield will vary and is not guaranteed.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000

Investment activities

  Net investment
  income (loss)          0.005*      0.009*      0.020*      0.034*      0.028*

Distributions

  Net investment
  income                (0.005)     (0.009)     (0.020)     (0.034)     (0.028)

NET ASSET VALUE

End of period        $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^             0.51%*      0.88%*      2.02%*      3.44%*      2.79%*

Ratio of total expenses
to average net assets     0.55%*      0.55%*      0.55%*      0.55%*      0.55%*

Ratio of net investment
income (loss) to
average net assets        0.52%*      0.88%*      2.01%*      3.39%*      2.76%*

Net assets,
end of period
(in thousands)       $ 105,796   $ 112,059   $ 114,983   $ 115,274   $ 114,524

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                                   Par      Value
--------------------------------------------------------------------------------
                                                                   ($ 000s)

NEW YORK 100%

Dormitory Auth. of the State of New York
    6.25%, 5/15/14 (Prerefunded 5/15/04!)              500                  515

    6.25%, 5/15/20 (Prerefunded 5/15/04!)              500                  515

  Columbia Univ.
    TECP, 0.94%, 4/7/04                              2,000                2,000

    TECP, 0.96%, 5/6/04                              3,000                3,000

    1.03%, 7/1/28 (Tender 3/8/05)                    1,500                1,500

    4.40%, 7/1/04                                      700                  708

  Metropolitan Museum of Art,
  VRDN (Currently 0.92%)                             2,193                2,193

Dutchess County IDA,
Trinity-Pawling School Corp.
VRDN (Currently 0.95%)                               2,000                2,000

Great Neck North Water Auth.,
VRDN (Currently 0.94%)
(FGIC Insured)                                       1,185                1,185

Jay Street Dev. Corp.,
VRDN (Currently 0.92%)                               5,000                5,000

Long Island Power Auth.
    VRDN (Currently 0.92%) (FSA Insured)             4,000                4,000

    4.00%, 4/1/04 (Escrowed to Maturity)
    (FSA Insured)                                      400                  401

Metropolitan Transportation Auth.
    VRDN (Currently 0.97%) (FSA Insured)             5,000                5,000

    4.70%, 4/1/04 (Escrowed to Maturity)
    (MBIA Insured)                                     150                  150

    5.25%, 7/1/04 (Escrowed to Maturity)               100                  101

    6.25%, 7/1/14 (Prerefunded 7/1/04!)
    (MBIA Insured)                                     140                  145

Municipal Assistance Corp.
    3.50%, 7/1/04                                      300                  302

    5.00%, 7/1/04                                      100                  101

    5.50%, 7/1/04                                      940                  954

    6.00%, 7/1/04                                      300                  305

Nassau County, GO, 4.70%,
10/1/04 (FGIC Insured)                                 125                  128

New York City, GO
    VRDN (Currently 0.91%)                           4,000                4,000

    VRDN (Currently 0.94%)                           1,800                1,800

New York City Housing Dev. Corp.
  Multi-Family Housing
    VRDN (Currently 0.98%)
    (FHA Guaranteed) #                               2,000                2,000

    Fountains at Spring Creek,
    VRDN (Currently 0.95%) #                         3,100                3,100

    Mortgage Atlantic Court Apartments
    VRDN (Currently 0.93%) #                         2,000                2,000

New York City IDA
    American Society for Technion,
    VRDN (Currently 0.89%)                           3,300                3,300

    MSMC Realty, VRDN (Currently 0.93%)              3,630                3,630

New York City Municipal Water Fin. Auth.
    VRDN (Currently 0.97%) (FGIC Insured)            2,000                2,000

    VRDN (Currently 0.97%) (MBIA Insured)            3,000                3,000

New York City Transitional Fin. Auth.
    VRDN (Currently 0.94%)                           1,200                1,200

    VRDN (Currently 0.97%)                           1,300                1,300

New York City Trust Cultural Resources
VRDN (Currently 0.93%)                               3,000                3,000

New York State, GO
    1.02%, 3/15/30 (Tender 8/5/04)                   2,000                2,000

    1.05%, 3/13/20 (Tender 10/7/04)                  3,000                3,000

New York State Environmental Fac.
    4.00%, 6/15/04                                   1,050                1,059

    4.00%, 3/15/05                                     940                  969

    4.30%, 6/15/04                                     250                  252

    5.50%, 6/15/04 (MBIA Insured)                      100                  101

    5.50%, 6/15/04 (Escrowed to Maturity)              815                  826

New York State Housing Fin. Agency
    VRDN (Currently 0.91%)                           1,000                1,000

    6.90%, 5/1/04 (Escrowed to Maturity)               500                  505

  Multi-Family Housing,
  VRDN (Currently 0.94%)
  (FHA Guaranteed) #                                 1,000                1,000

  River Terrace Associates,
  VRDN (Currently 0.93%)                               900                  900

New York State Local Gov't. Assistance
    5.25%, 4/1/04 (MBIA Insured)                       295                  296

    5.50%, 4/1/04 (AMBAC Insured)                      475                  477

New York State Power Auth.,
0.95%, 3/1/07 (Tender 9/1/04)                        3,460                3,460

New York State Thruway Auth.
    3.00%, 4/1/04 (AMBAC Insured)                      700                  701

    3.60%, 4/1/04 (AMBAC Insured)                      200                  201

    4.00%, 4/1/04 (FGIC Insured)                       100                  100

    4.60%, 4/1/04 (MBIA Insured)                       100                  100

    5.00%, 4/1/04 (AMBAC Insured)                      500                  502

    5.25%, 4/1/04 (AMBAC Insured)                      350                  351

    6.00%, 4/1/04 (MBIA Insured)                       100                  100

    6.00%, 1/1/25 (Prerefunded 1/1/05!)
    (FGIC Insured)                                     250                  265

    6.25%, 4/1/04 (AMBAC Insured)                      600                  603

    6.25%, 4/1/04 (MBIA Insured)                       200                  201

    6.40%, 4/1/04 (FGIC Insured)                       500                  502

New York State Urban Dev., 5.38%, 7/1/04               740                  751

Oneida County IDA, Hamilton College,
VRDN (Currently 0.91%) (MBIA Insured)                3,990                3,990

Port Auth. of New York & New Jersey
    3.63%, 4/15/04                                   2,000                2,006

    5.00%, 9/15/04 (FGIC Insured) #                  1,250                1,276

    5.00%, 12/15/04 (AMBAC Insured) #                3,500                3,608

Rochester, GO, 2.75%,
10/15/04 (FGIC Insured)                              3,600                3,640

Suffolk County Water Auth.
    VRDN (Currently 0.92%)                             600                  600

    5.10%, 6/1/04 (MBIA Insured)                       500                  505

Triborough Bridge & Tunnel Auth., GO,
VRDN (Currently 0.91%) (FSA Insured)                   495                  495

Triborough Bridge & Tunnel Auth.
    VRDN (Currently 0.91%) (FSA Insured)             2,190                2,190

    VRDN (Currently 1.00%)                             520                  520

    3.00%, 11/15/04                                    400                  406

Westchester County, GO
    2.50%, 12/15/04                                  2,295                2,321

    3.25%, 11/1/04                                     100                  102

    6.70%, 2/1/05                                      345                  362

Westchester County IDA,
Levister Redev. Corp.
VRDN (Currently 0.95%) #                             3,000                3,000

Total New York (Cost $105,776)                                          105,776



PUERTO RICO  0.5%

Puerto Rico Commonwealth, 6.50%, 7/1/23
(Prerefunded 7/1/04!)                                  270                  279

Puerto Rico Electric Power Auth., 6.00%, 7/1/04
(FSA Insured)                                          250                  254

Total Puerto Rico (Cost $533)                                               533

Total Investments in Securities

100.5% of Net Assets (Cost $106,309)                            $       106,309
                                                                ---------------


(ss.)   Denominated in U.S. dollar unless otherwise noted

    #   Interest subject to alternative minimum tax

    !   Used in determining portfolio maturity

AMBAC   AMBAC Assurance Corp.

 FGIC   Financial Guaranty Insurance Company

  FHA   Federal Housing Authority

  FSA   Financial Security Assurance Inc.

   GO   General Obligation

  IDA   Industrial Development Authority/Agency

 MBIA   MBIA Insurance Corp.

 TECP   Tax-Exempt Commercial Paper

 VRDN   Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

  Assets

  Investments in securities, at value (cost $106,309)               $   106,309

  Receivable from securities sold                                         8,189

  Other assets                                                              786

  Total assets                                                          115,284


  Liabilities

  Payable for investment securities purchased                             9,368

  Other liabilities                                                         120

  Total liabilities                                                       9,488


  NET ASSETS                                                        $   105,796
                                                                    -----------

  Net Assets Consist of:
  Undistributed net investment income (loss)                        $         3

  Paid-in-capital applicable to 105,767,759
  no par value shares of beneficial outstanding;
  unlimited number of shares authorized                                 105,793


  NET ASSETS                                                        $   105,796
                                                                    -----------


  NET ASSET VALUE PER SHARE                                         $      1.00
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report


Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        2/29/04
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income
                                                                    $     1,141
Expenses
  Investment management                                                     448

  Custody and accounting                                                     90

  Shareholder servicing                                                      65

  Legal and audit                                                            15

  Prospectus and shareholder reports                                         11

  Registration                                                               10

  Trustees                                                                    5

  Miscellaneous                                                               5

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (60)

    Total expenses                                                          589

    Expenses paid indirectly                                                 (1)

    Net expenses                                                            588

Net investment income (loss)                                                553

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                       23

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $       576
                                                                    -----------



The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations
  Net investment income                    $           553      $           972

  Net realized gain (loss)                              23                    7

  Increase (decrease) in net
  assets from operations                               576                  979

Distributions to shareholders
  Net investment income                               (553)                (973)


Capital share transactions *
  Shares sold                                       63,269               63,588

  Distributions reinvested                             527                  941

  Shares redeemed                                  (70,082)             (67,459)

  Increase (decrease) in net assets from capital
  share transactions                                (6,286)              (2,930)


Net Assets

Increase (decrease) during period                   (6,263)              (2,924)

Beginning of period                                112,059              114,983

End of period                              $       105,796      $       112,059
                                           -------------------------------------


*Share information
  Shares sold                                       63,269               63,588

  Distributions reinvested                             527                  941

  Shares redeemed                                  (70,082)             (67,459)

  Increase (decrease) in shares outstanding         (6,286)              (2,930)


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on August 28, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $553,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Undistributed tax-exempt income                            $              3,000

Paid-in capital                                                     105,793,000

Net assets                                                 $        105,796,000
                                                           --------------------

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net realized gain                            $            (23,000)

Paid-in capital                                                          23,000

At February 29, 2004, the cost of investments for federal income tax purposes was $106,309,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $30,000.

The fund is also subject to a contractual expense limitation through June 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Subject to shareholder approval, the fund may repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At February 29, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $118,000 through February 28, 2005 and $60,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $109,000 for the year ended February 29, 2004, of which $9,000 was payable at period-end.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of New York Tax-Free Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Tax-Free Money Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reason-able basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $23,000 from short-term capital gains

o $570,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New York Tax-Free Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1945)
1986
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President,
Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(1934)
1986
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(1946)
1992
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds,
CFA, CIC
(1948)
1991
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

James S. Riepe
(1943)
1986
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, State Tax-Free Income Trust
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited
--------------------------------------------------------------------------------

* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth, CPA (1961)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Linda A. Brisson (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Steven G. Brooks, CFA (1954)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier, CPA (1960)
Treasurer, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Jonathan M. Chirunga (1966)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Maria H. Condez (1962)
Assistant Vice President, State Tax-Free Income Trust
Employee, T. Rowe Price
--------------------------------------------------------------------------------

G. Richard Dent (1960)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Gregory S. Golczewski (1966)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Charles B. Hill (1961)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (1942)
Vice President, State Tax-Free Income Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

T. Dylan Jones (1971)
Assistant Vice President, State Tax-Free Income Trust
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Marcy M. Lash (1963)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Alan D. Levenson (1958)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1953)
Secretary, State Tax-Free Income Trust
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (1958)
Executive Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Konstantine B. Mallas (1963)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James M. McDonald (1949)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



T. Rowe Price New York Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Hugh D. McGuirk, CFA (1960)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Mary J. Miller, CFA (1955)
President, State Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Timothy G. Taylor (1975)
Assistant Vice President, State Tax-Free Income Trust
Employee, T. Rowe Price
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (1959)
Vice President, State Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Vice President, and Chief Investment Officer, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,028                $7,938
     Audit-Related Fees                         685                    --
     Tax Fees                                 2,238                 2,007
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004